Equity - Treasury Share Instruments (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Acquisition price (EUR per share)		€ 4.00	€ 3.92	€ 4.84
Trading price (EUR per share)		€ 3.39	€ 3.85	€ 3.25
Market value		€ 288	€ 537	€ 319
Proportion of total shares classified as treasury shares (as a percent)		1.476%	2.411%	1.777%
Treasury Shares Activity [Roll Forward]
Purchase of treasury shares		€ 365	€ 478	€ 234
Investments accounted for by the equity method		€ 11,587	€ 12,773
Derivative financial instrument notional shares equivalent		193,000,000	192,000,000
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)		85,217,621	139,329,370	98,231,380
Treasury Shares Activity [Roll Forward]
Treasury shares, beginning balance		139,329,370	98,231,380	77,562,635
Acquisitions (shares)		90,403,530	122,032,764	68,640,303
Scrip dividend (shares)		563,415	6,291,518	6,252,817
Employee share option plan (shares)		(5,391,956)	(4,329,826)	(3,118,898)
Capital increase (reduction) (shares)		(139,275,057)	(82,896,466)
Treasury shares, other increase (decrease)				(51,105,477)
Treasury shares, sales (in shares)		(411,681)
Treasury shares, ending balance		85,217,621	139,329,370	98,231,380
Movistar Prosegur Alarmas
Treasury Shares Activity [Roll Forward]
Investments accounted for by the equity method		€ 0
Associates and Joint Ventures
Treasury Shares Activity [Roll Forward]
Investments accounted for by the equity method		€ 11,587	€ 12,773	€ 427
Associates and Joint Ventures | Movistar Prosegur Alarmas
Treasury Shares Activity [Roll Forward]
Proportion of ownership interest in equity method investment	50.00%
Number of shares issued for equity method investment (in shares)	49,545,262
Investments accounted for by the equity method	€ 266